PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

	December 31,
	2022	2023	2023
	SGD’000	SGD’000	USD’000
Leasehold buildings	7,523	7,523	5,702
Right-of-use assets	2,603	2,592	1,965
Plant and machinery	5,707	4,535	3,438
Furniture and fittings	3,147	2,724	2,065
Subtotal	18,980	17,374	13,170
Less: accumulated depreciation	(10,162)	(8,859)	(6,716)
Property, plant and equipment, net	8,818	8,515	6,454

Depreciation expense was approximately SGD672 thousand and SGD702 thousand (US$532 thousand) for the years ended December 31, 2022 and 2023 respectively.

Leasehold buildings are pledged with a bank to secure bank loans (Note 9).